Document And Entity Information	12 Months Ended
	Jun. 30, 2012	Aug. 10, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	ONTARIO SOLAR ENERGY CORPORATION
Document Type	20-F
Current Fiscal Year End Date	--06-30
Entity Common Stock, Shares Outstanding		11,541,666
Amendment Flag	false
Entity Central Index Key	0001485541
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Jun 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

Balance Sheets (USD $)	Jun. 30, 2012	Jun. 30, 2011
Current assets
Cash and cash equivalents	$ 198,087	$ 278,500
Accounts receivable		150,000
Tax receivable	1,864	357
Total current assets	199,951	428,857
Total assets	199,951	428,857
Current liabilities
Accounts payable and accrued liabilities	5,216	11,000
Loans payable - related party	61,654	59,565
Total current liabilities	66,870	70,565
Stockholders’ equity
Common stock, unlimited number of shares authorized without par value, 11,541,666 issued and outstanding	414,049	414,049
Accumulated deficit during the development period	(280,968)	(55,757)
	133,081	358,292
Total liabilities and stockholders’ equity	$ 199,951	$ 428,857

Balance Sheets (Parentheticals)	Jun. 30, 2012	Jun. 30, 2011
Common stock, shares issued	11,541,666	11,541,666
Common stock, shares outstanding	11,541,666	11,541,666

Statements of Operations (USD $)	12 Months Ended		34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Revenue		$ 164,975	$ 164,975
Operating expenses
Bank service charge	220	441	760
Management fees	24,000	24,000	48,000
Legal fees		10,235	25,235
Audit and accounting fees	3,438	11,000	81,512
Interest income			(41)
Bad debt	150,000		150,000
General and administrative expenses	47,553	51,871	140,477
Total operating expenses	225,211	97,547	445,943
Net (loss) income for the period	$ (225,211)	$ 67,428	$ (280,968)
(Loss) income per common stock - basic and diluted (in Dollars per share)	$ (0.02)	$ 0.01
Weighted average common share outstanding - basic and diluted (in Shares)	11,541,666	11,541,666

Statements of Cash Flows (USD $)	12 Months Ended		34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012
Cash flows from operating activities
Net (loss) income for the period	$ (225,211)	$ 67,428	$ (280,968)
Item not affecting cash
Shares issued for services			100,000
Changes in operating assets and liabilities
Decrease (increase) in accounts receivable	150,000	(150,000)
(Decrease) increase in accounts payable and accrued liabilities	(5,784)	11,000	5,216
Increase in tax receivable	(1,507)		(1,864)
Net cash used in operating activities	(82,502)	(71,572)	(177,616)
Cash flows from financing activities
Increase in payable to related party	2,089	56,207	61,654
Proceeds from issuance of common stock			314,049
Net cash provided by financing activities	2,089	56,207	375,703
Net (decrease) increase in cash and cash equivalents	(80,413)	(15,365)	198,087
Cash and cash equivalents, beginning of the period	278,500	293,865
Cash and cash equivalents, end of the period	$ 198,087	$ 278,500	$ 198,087

Statements of Stockholders' Equity (USD $)	Stock Issued For Services [Member] Common Stock [Member]	Stock Issued For Services [Member]	Stock Issued for Cash 1 [Member] Common Stock [Member]	Stock Issued for Cash 1 [Member]	Stock Issued for Cash 2 [Member] Common Stock [Member]	Stock Issued for Cash 2 [Member]	Common Stock [Member]	Retained Earnings [Member]	Total
Balance at Jun. 30, 2009									$ 0
Shares issued for services, $0.01 per share	100,000	100,000
Shares issued for services, $0.01 per share (in Shares)	10,000,000	10,000,000
Shares issued for cash			295,000	295,000	19,049	19,049
Shares issued for cash (in Shares)			1,475,000	1,475,000	66,666	66,666
Net Income (Loss)								(123,185)	(123,185)
Balance at Jun. 30, 2010							414,049	(123,185)	290,864
Balance (in Shares) at Jun. 30, 2010							11,541,666
Net Income (Loss)								67,428	67,428
Balance at Jun. 30, 2011							414,049	(55,757)	358,292
Balance (in Shares) at Jun. 30, 2011							11,541,666		11,541,666
Net Income (Loss)								(225,211)	(225,211)
Balance at Jun. 30, 2012							$ 414,049	$ (280,968)	$ 133,081
Balance (in Shares) at Jun. 30, 2012							11,541,666		11,541,666

Statements of Stockholders' Equity (Parentheticals)(Common Stock [Member] USD ($))	12 Months Ended
	Jun. 30, 2010 Stock Issued For Services [Member]	Jun. 30, 2010 Stock Issued for Cash 1 [Member]	Jun. 30, 2010 Stock Issued for Cash 2 [Member]
Equity issuance, per share amount	$ 0.01	$ 0.2	$ 0.29

1. ORGANIZATION AND BUSINESS OPERATIONS	12 Months Ended
Jun. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.  ORGANIZATION AND BUSINESS OPERATIONS

Ontario Solar Energy Corporation (“the Company”) was incorporated under the laws of the Province of Ontario, Canada on September 3, 2009. The Company is in the development stage as defined under the Financial Accounting Standards Board (“FASB”) codification 915 “Development Stage Entities” and it intends to commence business operations by providing consulting services to solar energy developers in Ontario, Canada.  The Company has not generated any revenue in 2012 and only generated $164,975 in revenue since inception.  Consequently its operations are subject to all risks inherent in the establishment of a new business enterprise.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2012
Significant Accounting Policies [Text Block]
2.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

a)     Basis of Presentation

The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America (“US GAAP”) and are presented in US dollars. The financial statements reflect all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.

b)     Going Concern

The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.  The Company incurred a loss of $225,211 for the year ended June 30, 2012 and incurred net income for the year ended June 30, 2011 of $67,428 due to adverse policy development in solar energy fit-in-tariff program by the Ontario Government.  Specifically, the Ontario government reduced the solar energy fit-in-tariff rate by 20% and the price will be set when a contract is offered by the Ontario Government as opposed to when an application was submitted to the province.  These principle changes significantly increased risks to solar energy development, and resulted in a substantial decrease of participants in solar energy developments in Ontario.  Many active participants withdrew from solar energy development or ceased any further activities.  The Company had to write-off a $150,000 receivable in the year, resulting in an accumulated deficit of $280,968 from inception on September 3, 2009 to June 30, 2012.  Further losses are anticipated in the development of the Company’s business raising substantial doubt about the Company's ability to continue as a going concern.  The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and with loans from director and/or private placements of common stock.  However, there is no certainty that financing will be successful or will be on terms favourable to the Company.

c)     Use of Estimates and Assumptions

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year.  Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and allowance for doubtful accounts.  While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.

d)     Revenue Recognition

The Company recognizes revenue in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 101, “Revenue Recognition in Financial Statements” (“SAB 101”) as modified by Securities and Exchange Commission Staff Accounting Bulletin No. 104 (codified within ASC Topic 605).  Under SAB 101, revenue is recognized at the point of passage to the customer of title and risk of loss, there is persuasive evidence of an arrangement, the sales price is fixed or determinable, and collection of the resulting receivable is reasonably assured. For consulting services, revenue is recognized as services are provided.

e)    Stock-Based Compensation

The Company accounts for its stock-based compensation in accordance with ASC Topic 718, “Share-Based Payment” (“ASC 718”).  Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards.  Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.

f)      Income Taxes

The Company accounts for its income taxes under the liability method specified by ASC Topic 740, “Accounting for Income Taxes” (“ASC 740”).  Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse.  A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the “more likely than not” standard imposed by ASC 740 to allow recognition of such an asset.

g)     Fair Value of Financial Instruments

Fair value is defined under ASC Topic 820, “Fair Value Measurement and Disclosures”, as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date.  Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.  The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.  The levels are as follows:

• Level 1               -  Quoted prices in active markets for identical assets or liabilities;

•  Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities; and

•  Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities.

The Company’s financial instruments consist of cash and cash equivalents. Cash and cash equivalents was determined to be a Level 1 fair value measurement. The carrying amounts of cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities and loans payable due to related party approximate their respective fair values because of the short maturities of these instruments.

h)     Foreign Currency Transactions

The Company's functional and reporting currency is the United States dollar. Foreign currency transactions are remeasured into the Company’s functional currency with amounts resulting from changes in exchange rates being reported in income.

i)     Comprehensive Income (Loss)

The Company has adopted ASC Topic 830, “Reporting Comprehensive Income (Loss)” (“ASC 830”), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances.  Comprehensive income (loss) is defined to include all changes in equity (shareholders’ deficiency) except those resulting from investments by or distributions to owners.  Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements.  ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities.  Comprehensive income (loss) is displayed in the statements of stockholders’ equity and in the balance sheets as a component of stockholders’ equity.

j)      Basic and Diluted Net Loss per Share

The Company computes net loss per share in accordance with ASC Topic 260, “Earning per Share” (“ASC 260”).  ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations.  Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number of  shares outstanding (denominator) during the period.  Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period.  Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.

k)     Cash and Cash Equivalents

The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

3. RECENT ACCOUNTING PRONOUNCEMENTS	12 Months Ended
Jun. 30, 2012
New Accounting Pronouncements and Changes in Accounting Principles [Text Block]
3.  RECENT ACCOUNTING PRONOUNCEMENTS

In May 2011, the FASB issued ASU No. 2011-04, - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”) (ASU 2011-04) (codified within ASC Topic 820).  ASU 2011-04 gives value the same meaning between US GAAP and IFRS and improves consistency of disclosures relating to fair value.  ASU 2011-04 is effective for fiscal years beginning after December 15, 2011.  The Company does not expect the adoption of ASU 2011-04 will have a material impact on its financial position, results of operations and cash flows.

4. INCOME TAXES	12 Months Ended
Jun. 30, 2012
Income Tax Disclosure [Text Block]
4.  INCOME TAXES

Potential benefits of income tax losses are not recognized in the accounts until realization is more likely than not. The Company has adopted SFAS No. 109 “Accounting for Income Taxes” (ASC Topic – 740) as of its inception.  Pursuant to ASC Topic – 740, the Company is required to compute tax assets benefits for net operating losses carried forward.  Potential benefits of net operating losses have not been recognized in these financial statements because the Company cannot be assured it is more likely than not it will utilize the net operating losses carried forward in the future years.

As at June 30, 2012 and June 30, 2011, the Company had no unrecognized tax benefits.  Management does not believe unrecognized tax benefits will significantly change within twelve months of the reporting date.  Interest and penalties related to income tax matters are recognized in income tax expenses.  As of June 30, 2012 and June 30, 2011 there is no accrued interest related to uncertain tax positions.

As of June 30, 2012, the Company had net operating loss carry forwards of approximately $280,968 (June 30, 2010 – $55,757) that may be available to reduce future years' taxable income through 2030.  Future tax benefits which may arise as a result of these losses have not been recognized in these financial statements, as their realization is determined not likely to occur and accordingly, the Company has recorded a valuation allowance for the deferred tax asset relating to these tax loss carry-forwards.

5. COMMON STOCK	12 Months Ended
Jun. 30, 2012
Stockholders' Equity Note Disclosure [Text Block]

5.  COMMON STOCK

The authorized capital of the Company is an unlimited number of common shares without par value.

During the month of October 2009, the Company issued 10,000,000 common shares at a price of $0.01 for services valued at $100,000.

On December 31, 2009, the Company issued 1,475,000 shares of common stock at a price of $0.20 per share for total cash proceeds of $295,000.

On December 31, 2009, the Company issued 66,666 shares of common stock at a price of $0.29 ($0.30 Canadian dollars) per share for total cash proceeds of $19,049.

For the years ended June 30, 2012 and 2011, the Company has not issued any common stock or granted any stock options.  The number of common shares outstanding as of June 30, 2012 is 11,541,666 (June 30, 2011 - 11,541,666).

6. RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2012
Related Party Transactions Disclosure [Text Block]
6.  RELATED PARTY TRANSACTIONS

During the period from inception to June 30, 2012, the President has taken initiative to organize, source, secure funding for the Company, provide consulting and management services to the Company and provide necessary office space for the Company.  The Company has booked related party transactions of general and administrative fees of $36,000 (June 30, 2011 – $51,871) and management fees of $24,000 (June 30, 2011 - $24,000). $100,000 of the related party transaction fees incurred in the period of September 3, 2009 to June 30, 2010, were settled by the Company by issuing to the President and parties related to the President 10,000,000 common shares at $0.01 per common share in the fiscal year ended at June 30, 2010.

As of June 30, 2012, the President had loaned the Company $61,654 (June 30, 2011 - $59,565).  The loan is non-interest bearing, due on demand and unsecured.

Accounting Policies, by Policy (Policies)	12 Months Ended
Jun. 30, 2012
Basis of Accounting, Policy [Policy Text Block]	The financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America ("US GAAP") and are presented in US dollars. The financial statements reflect all adjustments that, in the opinion of management, are necessary in order to make the financial statements not misleading.
Liquidity Disclosure [Policy Text Block]	The financial statements have been prepared on a going concern basis which assumes the Company will be able to realize its assets and discharge its liabilities in the normal course of business for the foreseeable future.The Company incurred a loss of $225,211 for the year ended June 30, 2012 and incurred net income for the year ended June 30, 2011 of $67,428 due to adverse policy development in solar energy fit-in-tariff program by the Ontario Government.Specifically, the Ontario government reduced the solar energy fit-in-tariff rate by 20% and the price will be set when a contract is offered by the Ontario Government as opposed to when an application was submitted to the province.These principle changes significantly increased risks to solar energy development, and resulted in a substantial decrease of participants in solar energy developments in Ontario.Many active participants withdrew from solar energy development or ceased any further activities.The Company had to write-off a $150,000 receivable in the year, resulting in an accumulated deficit of $280,968 from inception on September 3, 2009 to June 30, 2012.Further losses are anticipated in the development of the Company's business raising substantial doubt about the Company's ability to continue as a going concern.The ability to continue as a going concern is dependent upon the Company generating profitable operations in the future and/or to obtain the necessary financing to meet its obligations and repay its liabilities arising from normal business operations when they come due. Management intends to finance operating costs over the next twelve months with existing cash on hand and with loans from director and/or private placements of common stock.However, there is no certainty that financing will be successful or will be on terms favourable to the Company.
Use of Estimates, Policy [Policy Text Block]	The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the year.Financial statement items subject to significant management judgment include revenue recognition; the completeness of accounts payable and accrued liabilities, and allowance for doubtful accounts.While management believes that the estimates and assumptions are reasonable and appropriate in the circumstances, actual results may differ.
Revenue Recognition, Policy [Policy Text Block]	The Company recognizes revenue in accordance with Securities and Exchange Commission Staff Accounting Bulletin No. 101, "Revenue Recognition in Financial Statements" ("SAB 101") as modified by Securities and Exchange Commission Staff Accounting Bulletin No. 104 (codified within ASC Topic 605).Under SAB 101, revenue is recognized at the point of passage to the customer of title and risk of loss, there is persuasive evidence of an arrangement, the sales price is fixed or determinable, and collection of the resulting receivable is reasonably assured. For consulting services, revenue is recognized as services are provided.
Share-based Compensation, Option and Incentive Plans Policy [Policy Text Block]	The Company accounts for its stock-based compensation in accordance with ASC Topic 718, "Share-Based Payment" ("ASC 718").Under ASC 718, the Company recognizes compensation costs related to share-based payment transactions in the financial statements based on the fair value of the equity (or liability) instruments issued over the period that an employee is expected to provide service in exchange for the award, based on the vesting terms of the specific stock compensation awards.Stock issued to non-employees is valued based on the fair value of the services received or the fair value of the stock given up.
Income Tax, Policy [Policy Text Block]	The Company accounts for its income taxes under the liability method specified by ASC Topic740, "Accounting for Income Taxes" ("ASC 740").Deferred tax assets and liabilities are determined based on the difference between the financial statement and tax bases of assets and liabilities as measured by the effective tax rates which will be in effect when these differences reverse.A valuation allowance is recorded against deferred tax assets if management does not believe the Company has met the "more likely than not" standard imposed by ASC 740 to allow recognition of such an asset.
Fair Value of Financial Instruments, Policy [Policy Text Block]	Fair value is defined under ASC Topic 820, "Fair Value Measurement and Disclosures", as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or the most advantageous market for an asset or liability in an orderly transaction between participants on the measurement date.Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs.The standard describes a fair value hierarchy based on the levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value.The levels are as follows: Level 1-Quoted prices in active markets for identical assets or liabilities; Level 2-Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or corroborated by observable market data or substantially the full term of the assets or liabilities; and Level 3-Unobservable inputs that are supported by little or no market activity and that are significant to the value of the assets or liabilities. The Company's financial instruments consist of cash and cash equivalents. Cash and cash equivalents was determined to be a Level 1 fair value measurement. The carrying amounts of cash and cash equivalents, accounts receivables, accounts payable and accrued liabilities and loans payable due to related party approximate their respective fair values because of the short maturities of these instruments.
Foreign Currency Transactions and Translations Policy [Policy Text Block]	The Company's functional and reporting currency is the United States dollar. Foreign currency transactions are remeasured into the Company's functional currency with amounts resulting from changes in exchange rates being reported in income.
Comprehensive Income, Policy [Policy Text Block]	The Company has adopted ASC Topic 830, "Reporting Comprehensive Income (Loss)" ("ASC 830"), which establishes standards for reporting and presentation of comprehensive income (loss), its components and accumulated balances.Comprehensive income (loss) is defined to include all changes in equity (shareholders' deficiency) except those resulting from investments by or distributions to owners.Among other disclosures, ASC 830 requires that all items that are required to be recognized under the current accounting standards as a component of comprehensive income (loss) be reported in a financial statement that is displayed with the same prominence as other financial statements.ASC 830 requires that items be included in other comprehensive income (loss) according to their nature, such as: foreign currency items, change in the fair value of derivative financial instruments and unrealized gains and losses on certain debt and equity securities.Comprehensive income (loss) is displayed in the statements of stockholders' equity and in the balance sheets as a component of stockholders' equity.
Earnings Per Share, Policy [Policy Text Block]	The Company computes net loss per share in accordance with ASC Topic 260, "Earning per Share" ("ASC 260").ASC 260 requires presentation of both basic and diluted earnings per share (EPS) on the face of the statement of operations.Basic EPS is computed by dividing net loss available to common shareholders (numerator) by the weighted average number ofshares outstanding (denominator) during the period.Diluted EPS gives effect to all potentially dilutive common shares outstanding during the period.Diluted EPS excludes all potentially dilutive shares if their effect is anti-dilutive.
Cash and Cash Equivalents, Policy [Policy Text Block]	The Company considers all highly liquid instruments with a maturity of three months or less at the time of issuance to be cash equivalents.

1. ORGANIZATION AND BUSINESS OPERATIONS (Detail) (USD $)	12 Months Ended	34 Months Ended
	Jun. 30, 2011	Jun. 30, 2012
Revenues	$ 164,975	$ 164,975

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Detail) (USD $)	12 Months Ended			34 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2012
Net Income (Loss) Attributable to Parent (in Dollars)	$ (225,211)	$ 67,428	$ (123,185)	$ (280,968)
Tariff Rate Reduction		20.00%
Provision for Doubtful Accounts (in Dollars)	150,000			150,000
Retained Earnings (Accumulated Deficit) (in Dollars)	$ 280,968			$ 280,968

4. INCOME TAXES (Detail) (USD $)	Jun. 30, 2012	Jun. 30, 2011
Operating Loss Carryforwards	$ 280,968	$ 55,757

5. COMMON STOCK (Detail)	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010 Stock Issued For Services [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 1 [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 2 [Member] USD ($)	Jun. 30, 2010 Stock Issued for Cash 2 [Member] CAD
Stock Issued During Period, Shares, Issued for Services			10,000,000
Equity Issuance, Per Share Amount (in Dollars per share and Dollars per share)			$ 0.01	$ 0.2	$ 0.29	0.3
Stock Issued During Period, Value, Issued for Services (in Dollars)			$ 100,000
Stock Issued During Period, Shares, Issued for Cash				1,475,000	66,666	66,666
Stock Issued During Period, Value, Issued for Cash (in Dollars)				$ 295,000	$ 19,049
Common Stock, Shares, Outstanding	11,541,666	11,541,666

6. RELATED PARTY TRANSACTIONS (Detail) (USD $)	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010 Settlement of Transaction Fees Incurred [Member]	Jun. 30, 2011 General and Administrative Fees [Member]	Jun. 30, 2012 General and Administrative Fees [Member]	Jun. 30, 2011 Management Fees [Member]	Jun. 30, 2012 Management Fees [Member]
Related Party Transaction, Amounts of Transaction			$ 100,000	$ 51,871	$ 36,000	$ 24,000	$ 24,000
Stock Issued During Period, Shares, Issued for Noncash Consideration (in Shares)			10,000,000
Equity Issuance, Per Share Amount (in Dollars per share)			$ 0.01
Notes Payable, Related Parties, Current	$ 61,654	$ 59,565